Schedule of financial assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments Categories And Fair Values
Cash and cash equivalents — amortised cost	$ 5,667,180	$ 110,779	$ 577,518	$ 1,202,698
Trade receivables — amortised cost	13,362,314
Unbilled receivables — amortised cost	1,097,268
Other financial assets — current	2,901,867	36,005
Other financial assets — non-current	710,292
Investments in equity securities and mutual funds — fair value	804,266
Financial assets	$ 24,543,187	$ 146,784